Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Additional shares (in Shares)
Offering price per share (in Dollars per share)	$ 0.3
Deferred underwriting fee		$ 2,345,000
Shares issued to underwriters (in Shares)		103,500
Deferred underwriting commission		$ 1,105,000
Outstanding commission		$ 70,000
Fair value shares price per share (in Dollars per share)		$ 1.28
Offering cost		$ 132,480
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional shares (in Shares)		1,500,000
Offering price per share (in Dollars per share)		$ 10
Aggregate purchase price		$ 15,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Representative shares value		$ 132,480
Representative shares issued (in Shares)		103,500
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Shares issued (in Shares)		103,500
Underwriters [Member]
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit (in Dollars per share)		$ 0.3
Underwriter cash discount		$ 3,450,000
Underwriters [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit (in Dollars per share)		$ 0.11
Underwriter cash discount		$ 1,265,000